STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Value Fund

December 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Banks - 16.6%
Banner	35,980		2,182,907
Central Pacific Financial	64,011		1,803,190
Columbia Banking System	52,466		1,716,688
CVB Financial	51,814		1,109,338
Essent Group	57,611		2,623,029
First Bancorp	28,733		1,313,673
First Hawaiian	45,482		1,243,023
First Interstate BancSystem, Cl. A	62,570		2,544,722
Heritage Commerce	140,059		1,672,304
Heritage Financial	40,320		985,421
National Bank Holdings, Cl. A	16,265		714,684
Old National Bancorp	95,249		1,725,912
Seacoast Banking Corp. of Florida	63,198		2,236,577
Silvergate Capital, Cl. A	9,379	[a]	1,389,968
South State	15,174		1,215,589
UMB Financial	27,600		2,928,636
United Community Bank	71,810		2,580,851
Webster Financial	60,879		3,399,483
			33,385,995
Capital Goods - 13.3%
Aerojet Rocketdyne Holdings	27,450	[a]	1,283,562
Dycom Industries	25,776	[a]	2,416,758
EMCOR Group	16,181		2,061,298
EnerSys	25,064		1,981,560
Fluor	134,978	[a]	3,343,405
GrafTech International	212,580		2,514,821
Granite Construction	61,977		2,398,510
Hyster-Yale Materials Handling	10,326		424,399
Matrix Service	138,743	[a]	1,043,347
Mercury Systems	19,487	[a]	1,072,954
MSC Industrial Direct, Cl. A	18,351		1,542,585
Spirit AeroSystems Holdings, Cl. A	55,993		2,412,738
The Gorman-Rupp Company	15,943		710,261
The Greenbrier Companies	23,966		1,099,800
Titan Machinery	22,353	[a]	753,073
Wabash National	94,575		1,846,104
			26,905,175
Commercial & Professional Services - 4.2%
Huron Consulting Group	31,829	[a]	1,588,267

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Commercial & Professional Services - 4.2% (continued)
KBR	98,951		4,712,047
Korn Ferry	28,920		2,190,112
			8,490,426
Consumer Durables & Apparel - 5.9%
Capri Holdings	42,364	[a]	2,749,847
GoPro, Cl. A	143,278	[a]	1,477,196
Helen of Troy	5,638	[a]	1,378,322
Meritage Homes	16,748	[a]	2,044,261
Oxford Industries	16,431		1,668,075
Skechers USA, CI. A	59,069	[a]	2,563,595
			11,881,296
Consumer Services - 1.1%
Houghton Mifflin Harcourt	139,045	[a]	2,238,624
Diversified Financials - 4.6%
Cohen & Steers	15,022		1,389,685
Federated Hermes	105,822		3,976,791
LPL Financial Holdings	15,520		2,484,597
PROG Holdings	8,470	[a]	382,082
WisdomTree Investments	186,169		1,139,354
			9,372,509
Energy - 5.4%
Chesapeake Energy	39,342		2,538,346
CNX Resources	125,949	[a]	1,731,799
Comstock Resources	183,520	[a]	1,484,677
EQT	91,749	[a]	2,001,046
Helix Energy Solutions Group	478,561	[a]	1,493,110
Viper Energy Partners	80,266		1,710,468
			10,959,446
Food & Staples Retailing - .7%
The Chefs' Warehouse	43,428	[a]	1,446,152
Food, Beverage & Tobacco - .4%
Fresh Del Monte Produce	31,656		873,706
Health Care Equipment & Services - 5.2%
Acadia Healthcare	48,795	[a]	2,961,856
Apria	106,193	[a]	3,461,892
Evolent Health, Cl. A	88,709	[a,b]	2,454,578
NuVasive	29,840	[a]	1,566,003
			10,444,329
Insurance - 1.0%
Selective Insurance Group	23,793		1,949,598
Materials - 6.2%
Alamos Gold, Cl. A	192,689		1,481,778
Carpenter Technology	54,693		1,596,489
Hecla Mining	250,010		1,305,052

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Materials - 6.2% (continued)
Largo	66,860	[a]	619,124
Materion	16,237		1,492,830
MP Materials	48,015	[a,b]	2,180,841
Schnitzer Steel Industries, Cl. A	26,376		1,369,442
Tronox Holdings, Cl. A	100,874		2,424,002
			12,469,558
Media & Entertainment - 4.2%
Genius Sports	31,782	[a,b]	241,543
Gray Television	90,532		1,825,125
John Wiley & Sons, Cl. A	20,068		1,149,294
Lions Gate Entertainment, Cl. A	79,654	[a,b]	1,325,443
Lions Gate Entertainment, Cl. B	94,560	[a]	1,455,278
TEGNA	89,754		1,665,834
Ziff Davis	7,026	[a]	778,902
			8,441,419
Real Estate - 9.6%
Agree Realty	29,029	[c]	2,071,510
Equity Commonwealth	47,976	[a,c]	1,242,578
Highwoods Properties	23,016	[c]	1,026,283
Newmark Group, Cl. A	196,549		3,675,466
Pebblebrook Hotel Trust	118,576	[c]	2,652,545
Physicians Realty Trust	130,595	[c]	2,459,104
Potlatchdeltic	32,038	[c]	1,929,328
Rayonier	48,550	[c]	1,959,478
Retail Opportunity Investments	41,560	[c]	814,576
STAG Industrial	30,862	[c]	1,480,142
			19,311,010
Retailing - 3.4%
Bed Bath & Beyond	55,220	[a,b]	805,108
Designer Brands, Cl. A	68,353	[a]	971,296
Funko, Cl. A	53,180	[a]	999,784
Guess?	64,575		1,529,136
Nordstrom	22,609	[a,b]	511,416
Urban Outfitters	69,239	[a]	2,032,857
			6,849,597
Semiconductors & Semiconductor Equipment - 2.0%
Diodes	22,055	[a]	2,421,860
MaxLinear	21,350	[a]	1,609,577
			4,031,437
Software & Services - 6.0%
A10 Networks	101,928		1,689,966
CSG Systems International	36,115		2,080,946
MAXIMUS	17,876		1,424,181
Progress Software	42,098		2,032,070

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.2% (continued)
Software & Services - 6.0% (continued)
Verint Systems		31,192	[a]	1,637,892
WM Technology		105,250	[a,b]	629,395
Zuora, Cl. A		141,460	[a]	2,642,473
				12,136,923
Technology Hardware & Equipment - 2.6%
ADTRAN		67,202		1,534,222
Extreme Networks		166,801	[a]	2,618,776
NETGEAR		33,716	[a]	984,844
				5,137,842
Transportation - 1.6%
SkyWest		83,992	[a]	3,300,886
Utilities - 5.2%
Avista		38,683		1,643,641
Chesapeake Utilities		13,888		2,025,009
NorthWestern		28,152		1,609,168
PNM Resources		21,727		990,968
Portland General Electric		43,718		2,313,557
Southwest Gas Holdings		26,354		1,846,098
				10,428,441
Total Common Stocks (cost $148,594,049)				200,054,369
	1-Day Yield (%)
Investment Companies - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,663,619)	0.07	1,663,619	[d]	1,663,619

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $2,185,003)	0.07	2,185,003	[d]	2,185,003
Total Investments (cost $152,442,671)		101.1%		203,902,991
Liabilities, Less Cash and Receivables		(1.1%)		(2,239,779)
Net Assets		100.0%		201,663,212

a Non-income producing security.

b Security, or portion thereof, on loan. At December 31, 2021, the value of the fund’s securities on loan was $5,446,156 and the value of the collateral was $5,569,057, consisting of cash collateral of $2,185,003 and U.S. Government & Agency securities valued at $3,384,054. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Value Fund

December 31, 2021 (Unaudited)

The following is a summary of the inputs used as of December 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	200,054,369	-	-	200,054,369
Investment Companies	3,848,622	-	-	3,848,622

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2021, accumulated net unrealized appreciation on investments was $51,460,320, consisting of $56,035,940 gross unrealized appreciation and $4,575,620 gross unrealized depreciation.

At December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.